UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-05221
SELIGMAN PORTFOLIOS, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
Seligman Capital Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.1%)
Goodrich	650		$35,321
ITT	1,630		85,005
Precision Castparts	1,100		112,057

Total			232,383

Airlines (0.7%)
Delta Air Lines	5,760	(b)	51,610

Biotechnology (1.9%)
Alexion Pharmaceuticals	1,410	(b)	62,801
United Therapeutics	340	(b,d)	16,657
Vertex Pharmaceuticals	1,800	(b,d)	68,220

Total			147,678

Capital Markets (1.1%)
Invesco	3,650		83,074

Chemicals (1.6%)
Celanese Series A	1,300		32,500
Ecolab	800		36,984
Potash Corp of Saskatchewan	560	(c)	50,590

Total			120,074

Commercial Banks (0.5%)
Zions Bancorporation	2,080	(d)	37,378

Commercial Services & Supplies (0.3%)
Avery Dennison	600		21,606

Communications Equipment (3.2%)
Blue Coat Systems	5,220	(b,d)	117,920
Brocade Communications Systems	9,690	(b,d)	76,163
F5 Networks	1,320	(b)	52,312

Total			246,395

Construction & Engineering (2.1%)
Fluor	800		40,680
Foster Wheeler	2,840	(b)	90,624
Quanta Services	1,260	(b)	27,884

Total			159,188

Consumer Finance (1.3%)
Discover Financial Services	5,910		95,919

Diversified Consumer Services (4.4%)
Apollo Group Cl A	1,030	(b)	75,880
Coinstar	7,807	(b,d)	257,475

Total			333,355

Issuer	Shares		Value(a)
Diversified Financial Services (1.2%)
CME Group	40		12,328
Interactive Brokers Group Cl A	3,970	(b)	78,884

Total			91,212

Diversified Telecommunication Services (0.4%)
Qwest Communications Intl	8,830		33,642

Electric Utilities (1.4%)
ITC Holdings	2,400	(d)	109,080

Electrical Equipment (1.5%)
General Cable	2,820	(b)	110,403

Energy Equipment & Services (3.6%)
Cameron Intl	1,160	(b,d)	43,871
Natl Oilwell Varco	2,240	(b)	96,611
Noble	1,100		41,756
Weatherford Intl	4,490	(b,c)	93,078

Total			275,316

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club	3,060	(b)	110,833

Health Care Equipment & Supplies (3.0%)
Alcon	820	(c)	113,710
Beckman Coulter	509		35,090
NuVasive	1,890	(b,d)	78,926

Total			227,726

Health Care Providers & Services (2.5%)
Community Health Systems	2,400	(b,d)	76,632
Express Scripts	980	(b)	76,028
WellPoint	780	(b)	36,941

Total			189,601

Health Care Technology (0.9%)
Cerner	920	(b,d)	68,816

Hotels, Restaurants & Leisure (3.6%)
Bally Technologies	3,790	(b)	145,423
Darden Restaurants	3,840		131,059

Total			276,482

Household Durables (2.6%)
Lennar Cl A	4,540	(d)	64,695
Meritage Homes	3,420	(b)	69,426
NVR	100	(b)	63,737

Total			197,858

Insurance (3.4%)
AFLAC	2,500		106,850
Principal Financial Group	1,989		54,479
Prudential Financial	1,995		99,570

Total			260,899

Issuer	Shares		Value(a)
Internet Software & Services (5.0%)
Equinix	690	(b,d)	63,480
SAVVIS	19,926	(b)	315,229

Total			378,709

IT Services (5.2%)
Cognizant Technology Solutions Cl A	4,580	(b)	177,063
MasterCard Cl A	1,080		218,322

Total			395,385

Life Sciences Tools & Services (3.5%)
Illumina	3,740	(b,d)	158,950
Life Technologies	2,240	(b)	104,272

Total			263,222

Machinery (2.0%)
Cummins	950		42,570
Joy Global	2,190	(d)	107,178

Total			149,748

Metals & Mining (2.1%)
Agnico-Eagle Mines	1,480	(c)	100,418
United States Steel	1,400	(d)	62,118

Total			162,536

Multiline Retail (3.7%)
Big Lots	4,730	(b)	118,345
Kohl’s	2,820	(b)	160,881

Total			279,226

Multi-Utilities (0.4%)
Public Service Enterprise Group	900		28,296

Oil, Gas & Consumable Fuels (2.0%)
Massey Energy	1,340	(d)	37,373
Noble Energy	870		57,385
Southwestern Energy	1,370	(b)	58,471

Total			153,229

Personal Products (2.6%)
Avon Products	5,920		201,043

Pharmaceuticals (1.0%)
Allergan	620		35,191
Medicis Pharmaceutical Cl A	1,800		38,430

Total			73,621

Professional Services (1.3%)
FTI Consulting	2,280	(b)	97,151

Road & Rail (1.7%)
CSX	2,130		89,162
JB Hunt Transport Services	1,260	(d)	40,484

Total			129,646

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (7.1%)
Intersil Cl A	7,600	(d)	116,356
Marvell Technology Group	16,560	(b,c)	268,106
Microsemi	10,140	(b,d)	160,111

Total			544,573

Software (10.3%)
Activision Blizzard	9,030	(b)	111,882
Citrix Systems	2,410	(b)	94,544
McAfee	3,500	(b)	153,265
Rovi	12,822	(b,d)	430,819

Total			790,510

Specialty Retail (1.7%)
J Crew Group	3,650	(b,d)	130,743

Transportation Infrastructure (1.6%)
Aegean Marine Petroleum Network	5,430	(c)	122,175

Wireless Telecommunication Services (1.1%)
NII Holdings	1,900	(b)	56,962
SBA Communications Cl A	1,100	(b,d)	29,733

Total			86,695

Total Common Stocks (Cost: $6,026,913)			$7,467,036

Money Market Fund (4.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	341,213	(e)	$341,213

Total Money Market Fund (Cost: $341,213)			$341,213

Investments of Cash Collateral Received for Securities on Loan (25.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	1,949,143	$1,949,143

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,949,143)		$1,949,143

Total Investments in Securities (Cost: $8,317,269)(f)		$9,757,392

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 9.8% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $8,317,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,558,000
Unrealized depreciation	(118,000)

Net unrealized appreciation	$1,440,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$7,467,036	$—	$—	$7,467,036

Total Equity Securities	7,467,036	—	—	7,467,036

Other
Affiliated Money Market Fund (b)	341,213	—	—	341,213
Investments of Cash Collateral Received for Securities on Loan	1,949,143	—	—	1,949,143

Total Other	2,290,356	—	—	2,290,356

Total	$9,757,392	$—	$—	$9,757,392

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
Seligman Cash Management Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (99.9%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Federal Farm Credit Bank Disc Nts
10-07-09	0.09%	$300,000		$299,995
10-13-09	0.09	500,000		499,983
11-09-09	0.12	700,000		699,909
Federal Home Loan Bank Disc Nts
10-01-09	0.00	1,700,000	(b)	1,699,999
Federal Home Loan Mtge Corp Disc Nts
10-26-09	0.10	1,500,000		1,499,896
Federal Natl Mtge Assn Disc Nts
10-07-09	0.13	1,300,000		1,299,968
U.S. Treasury Bills
12-10-09	0.06	1,500,000		1,499,825

Total U.S. Government Agencies (Cost: $7,499,575)				$7,499,575

Money Market Fund (0.8%)

		Shares		Value(a)
JPMorgan US Govt Money Market Fund		61,177		$61,177

Total Money Market Fund (Cost: $61,177)				$61,177

Total Investments in Securities (Cost: $7,560,752)(c)				$7,560,752

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	For zero coupons, the interest rate disclosed (0.001%) represents the annualized effective yield on the date of acquisition.

(c)	Also represents the cost of securities for federal income tax purposes at Sept. 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$7,499,575	$—	$7,499,575

Total Short-Term Securities	—	7,499,575	—	7,499,575

Other
Affiliated Money Market Fund (a)	61,177	—	—	61,177

Total Other	61,177	—	—	61,177

Total	$61,177	$7,499,575	$—	$7,560,752

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
Seligman Common Stock Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
General Dynamics	322		$20,801
Northrop Grumman	253		13,093

Total			33,894

Beverages (3.3%)
Coca-Cola	1,120		60,145
Coca-Cola Enterprises	467		9,998
PepsiCo	334		19,592

Total			89,735

Biotechnology (1.7%)
Amgen	574	(b)	34,572
Biogen Idec	212	(b)	10,710

Total			45,282

Capital Markets (4.3%)
Charles Schwab	518	(e)	9,920
Goldman Sachs Group	342		63,048
Morgan Stanley	1,340	(e)	41,379

Total			114,347

Chemicals (1.6%)
Air Products & Chemicals	102		7,913
Dow Chemical	1,341		34,960

Total			42,873

Commercial Banks (2.9%)
BB&T	312	(e)	8,499
Fifth Third Bancorp	633		6,412
PNC Financial Services Group	465	(e)	22,594
SunTrust Banks	469	(e)	10,576
Wells Fargo & Co	1,060		29,871

Total			77,952

Communications Equipment (2.7%)
Cisco Systems	3,119	(b)	73,421

Computers & Peripherals (7.6%)
Apple	485	(b)	89,904
Dell	920	(b)	14,039
IBM	701		83,847
Lexmark Intl Cl A	281	(b,e)	6,053
Western Digital	311	(b)	11,361

Total			205,204

Consumer Finance (0.7%)
Capital One Financial	500	(e)	17,865

Issuer	Shares		Value(a)
Diversified Consumer Services (0.1%)
Apollo Group Cl A	51	(b,e)	3,757

Diversified Financial Services (6.7%)
Bank of America	6,287		106,376
Citigroup	9,431		45,646
JPMorgan Chase & Co	667		29,228

Total			181,250

Diversified Telecommunication Services (3.4%)
AT&T	1,809		48,861
CenturyTel	131		4,402
Verizon Communications	1,267		38,352

Total			91,615

Electric Utilities (0.8%)
FirstEnergy	160		7,315
Progress Energy	129	(e)	5,039
Southern	323		10,229

Total			22,583

Electronic Equipment, Instruments & Components (1.0%)
Corning	1,346		20,608
Tyco Electronics	298	(c)	6,639

Total			27,247

Energy Equipment & Services (1.5%)
Baker Hughes	323	(e)	13,779
ENSCO Intl	245	(e)	10,422
Natl Oilwell Varco	389	(b)	16,778

Total			40,979

Food & Staples Retailing (1.9%)
Walgreen	264		9,892
Wal-Mart Stores	825		40,499

Total			50,391

Food Products (1.0%)
Archer-Daniels-Midland	889		25,977

Health Care Equipment & Supplies (0.3%)
CareFusion	88	(b)	1,918
St. Jude Medical	141	(b)	5,501

Total			7,419

Health Care Providers & Services (3.1%)
Aetna	252		7,013
Cardinal Health	375		10,050
CIGNA	629	(e)	17,669
McKesson	122		7,265
UnitedHealth Group	1,596		39,964

Total			81,961

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (2.7%)
McDonald’s	861		49,137
Starbucks	1,110	(b,e)	22,922

Total			72,059

Household Products (3.1%)
Clorox	91		5,353
Colgate-Palmolive	231		17,621
Procter & Gamble	1,045		60,526

Total			83,500

Industrial Conglomerates (2.4%)
General Electric	3,335		54,761
Tyco Intl	267	(c)	9,206

Total			63,967

Insurance (6.3%)
AFLAC	145		6,197
Allstate	1,474		45,133
Chubb	194	(e)	9,780
Hartford Financial Services Group	463		12,270
Lincoln Natl	305		7,903
MetLife	350		13,324
Principal Financial Group	476	(e)	13,038
Progressive	582	(b)	9,650
Prudential Financial	234		11,679
Torchmark	134		5,820
Travelers Companies	703	(e)	34,608

Total			169,402

IT Services (0.9%)
Affiliated Computer Services Cl A	87	(b)	4,713
Automatic Data Processing	283		11,121
Computer Sciences	146	(b)	7,696

Total			23,530

Machinery (0.7%)
Illinois Tool Works	207		8,841
Ingersoll-Rand	365	(c,e)	11,195

Total			20,036

Media (0.9%)
CBS Cl B	921	(e)	11,098
Viacom Cl B	497	(b)	13,936

Total			25,034

Metals & Mining (2.8%)
Alcoa	897	(e)	11,769
Allegheny Technologies	151		5,283
Freeport-McMoRan Copper & Gold	330		22,642
Newmont Mining	474		20,865
Nucor	140		6,581
United States Steel	203	(e)	9,007

Total			76,147

Multiline Retail (0.8%)
Kohl’s	355	(b,e)	20,253

Issuer	Shares		Value(a)
Multi-Utilities (1.1%)
Consolidated Edison	134	(e)	5,486
PG&E	430		17,411
Xcel Energy	309	(e)	5,945

Total			28,842

Oil, Gas & Consumable Fuels (11.4%)
Chevron	2,155		151,776
ConocoPhillips	894		40,372
Hess	224		11,975
Marathon Oil	952		30,369
Murphy Oil	181		10,420
Occidental Petroleum	499		39,122
Valero Energy	1,128		21,872

Total			305,906

Pharmaceuticals (12.7%)
Allergan	179		10,160
Forest Laboratories	352	(b)	10,363
Johnson & Johnson	1,289		78,487
Merck & Co	2,249	(e)	71,136
Pfizer	7,315	(e)	121,062
Schering-Plough	1,224		34,578
Wyeth	331		16,080

Total			341,866

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom Cl A	467	(b)	14,333
NVIDIA	409	(b)	6,147

Total			20,480

Software (0.5%)
Intuit	490	(b)	13,965

Specialty Retail (3.9%)
Bed Bath & Beyond	159	(b)	5,969
Best Buy	290		10,881
Gap	624		13,353
Home Depot	2,401		63,962
O’Reilly Automotive	85	(b,e)	3,072
Sherwin-Williams	147		8,844

Total			106,081

Textiles, Apparel & Luxury Goods (0.8%)
Coach	353		11,621
Nike Cl B	137		8,864

Total			20,485

Tobacco (0.5%)
Lorillard	184		13,671

Wireless Telecommunication Services (0.2%)
Sprint Nextel	1,247	(b)	4,926

Total Common Stocks (Cost: $2,428,958)			$2,643,902

Equity-Linked Notes (0.3%)(h)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lehman Brothers Holdings
Sr Unsecured
09-14-08	53.31%	$33,000	(b,d,f,g)	$3,908
10-02-08	39.50	33,000	(b,d,f,g)	4,838

Total				8,746

Total Equity-Linked Notes (Cost: $66,000)				$8,746

Money Market Fund (0.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	6,330	(i)	$6,330

Total Money Market Fund (Cost: $6,330)			$6,330

Investments of Cash Collateral Received for Securities on Loan (15.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	420,577	$420,577

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $420,577)		$420,577

Total Investments in Securities (Cost: $2,921,865)(j)		$3,079,555

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 1.0% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $8,746 or 0.3% of net assets.

(e)	At Sept. 30, 2009, security was partially or fully on loan.

(f)	This position is in bankruptcy.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $8,746, representing 0.3% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Lehman Brothers Holdings
Sr Unsecured
53.31% 2008	03-07-08	$33,000
39.50% 2008	03-26-08	33,000

(h)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(i)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(j)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $2,922,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$337,000
Unrealized depreciation	(179,000)

Net unrealized appreciation	$158,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$2,643,902	$—	$—	$2,643,902

Total Equity Securities	2,643,902	—	—	2,643,902

Other
Equity-Linked Notes	—	8,746	—	8,746
Affiliated Money Market Fund (b)	6,330	—	—	6,330
Investments of Cash Collateral Received for Securities on Loan	420,577	—	—	420,577

Total Other	426,907	8,746	—	435,653

Total	$3,070,809	$8,746	$—	$3,079,555

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
Seligman Communications and Information Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (90.7%)

Issuer	Shares		Value(a)
Communications Equipment (10.0%)
Cisco Systems	101,800	(b)	$2,396,372
F5 Networks	16,068	(b,d)	636,775
Nortel Networks	16	(b,c)	1
Polycom	6,900	(b,d)	184,575
QUALCOMM	42,500		1,911,650

Total			5,129,373

Computers & Peripherals (16.6%)
Apple	12,400	(b)	2,298,588
Electronics for Imaging	66,200	(b,d)	746,074
EMC	60,500	(b)	1,030,920
Hewlett-Packard	36,800		1,737,328
NetApp	89,367	(b)	2,384,313
Seagate Technology	11,700	(c)	177,957
Western Digital	3,500	(b)	127,855

Total			8,503,035

Diversified Telecommunication Services (1.0%)
Qwest Communications Intl	61,700	(d)	235,077
Telecom Italia	161,300	(c)	282,961

Total			518,038

Health Care Equipment & Supplies (4.1%)
Baxter Intl	7,200		410,472
Medtronic	12,800		471,040
St. Jude Medical	31,500	(b)	1,228,815

Total			2,110,327

Health Care Providers & Services (0.8%)
Quest Diagnostics	7,800	(d)	407,082

Internet Software & Services (6.4%)
Open Text	48,471	(b,c)	1,809,422
VeriSign	39,100	(b,d)	926,279
Yahoo!	32,100	(b)	571,701

Total			3,307,402

IT Services (6.6%)
Amdocs	106,800	(b,c,d)	2,870,784
Fidelity Natl Information Services	20,600	(d)	525,506

Total			3,396,290

Life Sciences Tools & Services (0.7%)
Life Technologies	4,462	(b)	207,706

Issuer	Shares		Value(a)
Thermo Fisher Scientific	3,500	(b)	152,845

Total			360,551

Media (0.5%)
DreamWorks Animation SKG Cl A	7,000	(b)	248,990

Pharmaceuticals (2.9%)
Abbott Laboratories	30,200		1,493,994

Semiconductors & Semiconductor Equipment (2.2%)
Avago Technologies	7,933	(b,c)	135,416
Elpida Memory	4,100	(b,c)	53,763
Marvell Technology Group	9,659	(b,c)	156,379
Novellus Systems	12,000	(b)	251,760
Taiwan Semiconductor Mfg	272,000	(c)	546,066

Total			1,143,384

Software (38.9%)
Adobe Systems	21,800	(b)	720,272
Aspen Technology	24,900	(b)	254,603
BMC Software	33,900	(b)	1,272,267
Check Point Software Technologies	116,300	(b,c,d)	3,297,105
Magma Design Automation	10,600	(b,d)	22,154
McAfee	2,691	(b)	117,839
Mentor Graphics	93,500	(b,d)	870,485
Microsoft	101,400		2,625,246
Nuance Communications	76,300	(b,d)	1,141,448
Oracle	82,500		1,719,300
Parametric Technology	120,900	(b,d)	1,670,838
SonicWALL	14,885	(b,d)	125,034
Symantec	156,223	(b)	2,572,993
Synopsys	156,000	(b)	3,497,520

Total			19,907,104

Total Common Stocks (Cost: $44,024,297)			$46,525,570

Money Market Fund (7.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	4,066,991	(e)	$4,066,991

Total Money Market Fund (Cost: $4,066,991)			$4,066,991

Investments of Cash Collateral Received for Securities on Loan (6.2%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	3,165,281		$3,165,281

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,165,281)			$3,165,281

Total Investments in Securities (Cost: $51,256,569)(f)			$53,757,842

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 18.2% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $51,257,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,720,000
Unrealized depreciation	(2,219,000)

Net unrealized appreciation	$2,501,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$46,525,570	$—	$—	$46,525,570

Total Equity Securities	46,525,570	—	—	46,525,570

Other
Affiliated Money Market Fund (b)	4,066,991	—	—	4,066,991
Investments of Cash Collateral Received for Securities on Loan	3,165,281	—	—	3,165,281

Total Other	7,232,272	—	—	7,232,272

Total	$53,757,842	$—	$—	$53,757,842

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
Seligman Global Technology Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.2%)

Issuer	Shares		Value(a)
Communications Equipment (9.6%)
Brocade Communications Systems	1,803	(b,d)	$14,172
Cisco Systems	8,400	(b)	197,736
F5 Networks	1,890	(b,d)	74,901
Polycom	900	(b,d)	24,075
QUALCOMM	4,900		220,402
Tandberg	2,700	(c,d)	64,676

Total			595,962

Computers & Peripherals (17.8%)
Acer	14,130	(c)	36,064
Apple	1,400	(b)	259,518
Electronics for Imaging	3,400	(b,d)	38,318
EMC	11,500	(b)	195,960
Hewlett-Packard	4,600		217,166
IBM	200		23,922
NetApp	11,293	(b)	301,296
Netezza	2,600	(b,d)	29,224

Total			1,101,468

Diversified Telecommunication Services (1.7%)
BT Group	12,700	(c)	26,383
Koninklijke (Royal) KPN	2,624	(c)	43,517
Telecom Italia	19,000	(c)	33,331

Total			103,231

Electronic Equipment, Instruments & Components (6.9%)
Hon Hai Precision Industry	26,000	(c)	104,395
Ibiden	800	(c)	29,769
Murata Mfg	900	(c,d)	42,714
Nidec	500	(c)	40,609
Taiyo Yuden	4,000	(c)	47,193
TDK	500	(c)	28,911
Tivit Terceirizacao de Tecnologia e Servicos	10,788	(b,c)	78,476
Tripod Technology	11,000	(c)	28,212
Unimicron Technology	22,000	(c)	26,774

Total			427,053

Internet Software & Services (6.7%)
Open Text	5,900	(b,c)	220,247
TelecityGroup	5,100	(b,c)	26,071
VeriSign	3,400	(b)	80,546
Yahoo!	5,100	(b)	90,831

Total			417,695

Issuer	Shares		Value(a)
IT Services (8.6%)
Amdocs	12,600	(b,c)	338,688
Fidelity Natl Information Services	2,700		68,877
Fiserv	800	(b)	38,560
Mphasis	2,500	(c)	34,924
Rolta India	8,700	(c)	32,329
Xchanging	6,524	(c)	22,998

Total			536,376

Pharmaceuticals (1.0%)
Abbott Laboratories	1,300		64,311

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Semiconductor Engineering	40,000	(c)	32,931
Advanced Semiconductor Engineering ADR	4,200	(c)	17,346
Avago Technologies	1,279	(b,c)	21,833
Elpida Memory	4,000	(b,c)	52,452
Marvell Technology Group	1,200	(b,c)	19,428
Novellus Systems	1,400	(b)	29,372
Powertech Technology	10,000	(c)	30,067
Taiwan Semiconductor Mfg	16,000	(c)	32,122
Transcend Information	5,247	(c)	18,781

Total			254,331

Software (38.3%)
Adobe Systems	2,600	(b)	85,904
AsiaInfo Holdings	2,160	(b,c,d)	43,135
Aspen Technology	6,341	(b)	64,837
BMC Software	3,800	(b)	142,614
Check Point Software Technologies	11,811	(b,c,d)	334,841
Longtop Financial Technologies ADR	1,800	(b,c,d)	51,228
Magma Design Automation	2,000	(b,d)	4,180
McAfee	735	(b)	32,186
Mentor Graphics	9,495	(b)	88,398
Micro Focus Intl	31,215	(c)	177,327
Microsoft	9,100		235,599
NCSoft	240	(c)	34,434
NICE Systems ADR	1,389	(b,c,d)	42,281
Nuance Communications	7,600	(b,d)	113,696
Oracle	4,200		87,528
Parametric Technology	12,500	(b)	172,750
SonicWALL	5,945	(b)	49,938
Symantec	16,600	(b)	273,402
Synopsys	14,000	(b)	313,880
Totvs	600	(c)	29,482

Total			2,377,640

Wireless Telecommunication Services (0.5%)
Vodacom Group	4,000	(b,c)	29,917

Total Common Stocks
(Cost: $5,438,399)			$5,907,984

Money Market Fund (4.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	284,256	(e)	$284,256

Total Money Market Fund (Cost: $284,256)			$284,256

Investments of Cash Collateral Received for Securities on Loan (11.6%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	720,560		$720,560

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $720,560)			$720,560

Total Investments in Securities (Cost: $6,443,215)(f)			$6,912,800

Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Oct. 1, 2009	12,041	1,081,755	$11	$—
	U.S. Dollar	Japanese Yen

Oct. 1, 2009	46,900	4,194,187	—	(173)
	U.S. Dollar	Japanese Yen

Total			$11	$(173)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 36.7% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $6,443,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$639,000
Unrealized depreciation	(169,000)

Net unrealized appreciation	$470,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$5,907,984	$—	$—	$5,907,984

Total Equity Securities	5,907,984	—	—	5,907,984

Other
Affiliated Money Market Fund (b)	284,256	—	—	284,256
Investments of Cash Collateral Received for Securities on Loan	720,560	—	—	720,560

Total Other	1,004,816	—	—	1,004,816

Investments in Securities	6,912,800	—	—	6,912,800
Other Financial Instruments (c)	—	(162)	—	(162)

Total	$6,912,800	$(162)	$—	$6,912,638

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman International Growth Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.5%)(c)

Issuer	Shares		Value(a)
Belgium (2.3%)
Fortis	5,408	(b)	$25,328
Hansen Transmissions Intl	6,518	(b)	13,358

Total			38,686

Brazil (0.7%)
Itaú Unibanco Holding ADR	602	(d)	12,130

Canada (6.1%)
Agnico-Eagle Mines	300		20,355
Canadian Natural Resources	200		13,509
Potash Corp of Saskatchewan	280		25,295
Suncor Energy	500		17,470
Teck Resources Cl B	1000	(b)	27,568

Total			104,197

China (0.6%)
China High Speed Transmission Equipment Group	5,000		10,258

Denmark (2.4%)
Vestas Wind Systems	575	(b)	41,570

France (11.1%)
Alcatel-Lucent	9,741	(b,d)	43,569
Essilor Intl	306		17,436
Groupe Danone	380		22,895
Michelin Series B	351	(d)	27,531
Renault	425	(b)	19,814
Schneider Electric	133		13,477
Ubisoft Entertainment	1,268	(b)	24,006
Vallourec	118		19,992

Total			188,720

Germany (9.6%)
Adidas	262	(d)	13,865
Bayer	146		10,115
Daimler	916	(d)	46,110
HeidelbergCement	124		8,026
Metro	493	(d)	27,879
Siemens	427	(d)	39,534
ThyssenKrupp	503	(d)	17,317

Total			162,846

Hong Kong (4.9%)
Esprit Holdings	2,700		18,116
Huabao Intl Holdings	16,000		17,156
Li & Fung	8,120	(d)	32,742
Sun Hung Kai Properties	1,030		15,178

Total			83,192

Issuer	Shares		Value(a)
Ireland (0.9%)
Experian	1,848		15,548

Israel (1.4%)
Teva Pharmaceutical Inds ADR	470		23,763

Italy (1.0%)
Bulgari	2,248	(d)	17,366

Japan (5.8%)
Daiichi Sankyo	400		8,258
Komatsu	1,560	(d)	29,233
Shin-Etsu Chemical	200		12,300
SoftBank	1,030	(d)	22,641
Toshiba	5,000	(d)	26,237

Total			98,669

Macau (0.1%)
Wynn Macau	1,200	(b)	1,561

Mexico (1.2%)
Fresnillo	1,678		20,701

Netherlands (6.9%)
ASML Holding	1,164		34,231
Koninklijke (Royal) KPN	1,324		21,958
Qiagen	1,650	(b)	35,005
Unilever	903		26,021

Total			117,215

Russia (1.6%)
Gazprom ADR	718		16,941
Vimpel-Communications ADR	540	(b)	10,098

Total			27,039

Spain (3.8%)
Banco Santander	2,176		35,021
Red Electrica de Espana	564	(d)	28,857

Total			63,878

Sweden (0.9%)
Telefonaktiebolaget LM Ericsson Series B	1,479		14,856

Switzerland (14.4%)
Credit Suisse Group	671		37,237
GAM Holding	537		26,820
Nestlé	1,242	(d)	52,934
Roche Holding	241		38,959
Sonova Holding	174	(d)	17,549
Swatch Group	120		28,271
UBS	980	(b)	17,942
Xstrata	1,664		24,530

Total			244,242

Taiwan (1.4%)
Delta Electronics	4,000		11,392

Issuer	Shares	Value(a)
Hon Hai Precision Industry	3,000	12,046

Total		23,438

United Kingdom (19.4%)
ARM Holdings	12,036	27,619
AstraZeneca	456	20,431
AstraZeneca ADR	200	8,990
BG Group	993	17,249
British American Tobacco	1,086	34,066
Burberry Group	2,159	17,371
Eurasian Natural Resources	1,007	14,104
HSBC Holdings	1,320	15,103
Michael Page Intl	3,022	16,158
Reckitt Benckiser Group	1,161	56,734
Rio Tinto	464	19,785
Standard Chartered	1,456	35,877
Vodafone Group	21,354	47,841

Total		331,328

Total Common Stocks (Cost: $1,394,252)		$1,641,203

Other (—%)(c)

Issuer	Shares		Value(a)
Germany
HeidelbergCement Rights	124	(b)	$662

Total Other (Cost: $—)			$662

Money Market Fund (7.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	128,014	(e)	$128,014

Total Money Market Fund (Cost: $128,014)			$128,014

Investments of Cash Collateral Received for Securities on Loan (6.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	117,567	$117,567

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $117,567)		$117,567

Total Investments in Securities (Cost: $1,639,833)(f)		$1,887,446

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Sept. 30, 2009:

	Percentage of net
Industry	assets	Value
Auto Components	1.6%	$27,531
Automobiles	3.9	65,924
Capital Markets	4.8	81,999
Chemicals	3.2	54,751
Commercial Banks	5.8	98,131
Communications Equipment	3.4	58,425
Computers & Peripherals	1.5	26,237
Construction Materials	0.5	8,688
Distributors	1.9	32,742
Diversified Telecommunication Services	1.9	32,056
Electric Utilities	1.7	28,857
Electrical Equipment	3.8	65,305
Electronic Equipment, Instruments & Components	1.4	23,438
Food & Staples Retailing	1.6	27,879
Food Products	6.0	101,850
Health Care Equipment & Supplies	2.1	34,985
Hotels, Restaurants & Leisure	0.1	1,561
Household Products	3.3	56,734
Industrial Conglomerates	2.3	39,534
Insurance	1.5	25,328
Life Sciences Tools & Services	2.1	35,005
Machinery	3.7	62,583
Metals & Mining	8.5	144,360
Oil, Gas & Consumable Fuels	3.8	65,169
Pharmaceuticals	6.5	110,516
Professional Services	1.9	31,706
Real Estate Management & Development	0.9	15,178
Semiconductors & Semiconductor Equipment	3.6	61,850
Software	1.4	24,006
Specialty Retail	1.1	18,116
Textiles, Apparel & Luxury Goods	4.5	76,873
Tobacco	2.0	34,066
Wireless Telecommunication Services	4.1	70,482
Other(1)	14.4	245,581

Total		$1,887,446

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Oct. 1, 2009	2,640	4,187	$—	$(31)
	British Pound	U.S. Dollar

Oct. 2, 2009	972,555	10,818	—	(17)
	Japanese Yen	U.S. Dollar

Oct. 5, 2009	15,024	9,401	—	(2)
	U.S. Dollar	British Pound

Oct. 5, 2009	5,297	26,930	—	(3)
	U.S. Dollar	Danish Krone

Oct. 5, 2009	13,486	9,208	—	(13)
	U.S. Dollar	European Monetary Unit

Total			$—	$(66)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $1,640,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$264,000
Unrealized depreciation	(17,000)

Net unrealized appreciation	$247,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,641,203	$—	$—	$1,641,203
Other (a)	662	—	—	662

Total Equity Securities	1,641,865	—	—	1,641,865

Other
Affiliated Money Market Fund (b)	128,014	—	—	128,014
Investments of Cash Collateral Received for Securities on Loan	117,567	—	—	117,567

Total Other	245,581	—	—	245,581

Investments in Securities	1,887,446	—	—	1,887,446
Other Financial Instruments (c)	—	(66)	—	(66)

Total	$1,887,446	$(66)	$—	$1,887,380

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman Investment Grade Fixed Income Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (84.4%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Supranational (0.5%)
Corp Andina de Fomento
Unsecured	5.75%	$10,000	(c)	$10,172
01-12-17

U.S. Government Obligations & Agencies (45.9%)
Federal Farm Credit Bank
02-07-13	3.40	40,000		41,758
Federal Home Loan Banks
05-20-11	2.63	45,000		46,337
11-17-17	5.00	10,000		10,924
Federal Home Loan Mtge Corp
07-15-14	5.00	5,000		5,550
Federal Natl Mtge Assn
06-09-10	3.26	15,000		15,285
08-12-10	3.25	10,000		10,238
08-17-12	2.24	5,000		5,022
11-19-12	4.75	10,000		10,920
01-02-14	5.13	6,000		6,366
U.S. Treasury
02-28-11	4.50	95,000	(e)	100,195
09-30-11	1.00	5,000		5,004
07-15-12	1.50	15,000	(e)	15,075
09-15-12	1.38	5,000		4,991
12-31-13	1.50	35,000		34,270
08-31-14	2.38	55,000		55,206
09-30-14	2.38	125,000		125,331
02-15-15	4.00	30,000		32,325
04-30-16	2.63	20,000	(e)	19,741
02-15-19	2.75	85,000		81,115
05-15-19	3.13	110,000		108,238
08-15-19	3.63	5,000		5,132
02-15-29	5.25	15,000		17,412
02-15-31	5.38	16,000		19,010
02-15-39	3.50	50,000		45,297
05-15-39	4.25	5,000		5,173
U.S. Treasury
Principal Strip
11-15-26	0.00	50,000		24,222

Total				850,137

Asset-Backed (1.5%)
Caterpillar Financial Asset Trust
Series 2008A Cl A3
04-25-14	4.94	15,000		15,163

	Coupon	Principal
Issuer	rate	amount		Value(a)
Centex Home Equity
Series 2002-D Cl M2
12-25-32	2.30	19,243	(h)	2,646
Irwin Home Equity
Series 2005-A Cl A3
02-25-34	0.63	11,445	(h)	10,018

Total				27,827

Residential Mortgage-Backed (16.6%)(f)
Banc of America Mtge Securities
Commercial Mtge Obligation
Series 2004-F Cl 1A1
07-25-34	4.09	4,873	(h)	4,312
Federal Home Loan Mtge Corp
10-01-24	5.50	100,000	(g)	105,812
Federal Home Loan Mtge Corp #1Q0140
08-01-36	6.16	15,163	(h)	16,075
Federal Natl Mtge Assn
10-01-39	6.50	25,000	(g)	26,719
Federal Natl Mtge Assn #256901
09-01-37	6.50	29,738		31,718
Federal Natl Mtge Assn #745392
12-01-20	4.50	13,976		14,720
Federal Natl Mtge Assn #881886
04-01-36	5.36	17,007	(h)	17,906
Federal Natl Mtge Assn #886764
08-01-36	6.00	16,711	(h)	17,623
GSR Mtge Loan Trust
Commercial Mtge Obligation
Series 2005-AR4 Cl 4A1
07-25-35	5.36	15,153	(h)	12,180
Homestar Mtge Acceptance
Commercial Mtge Obligation
Series 2004-1 Cl A1
03-25-34	0.57	8,219	(h)	5,361
Indymac Index Mtge Loan Trust
Commercial Mtge Obligation
Series 2006-AR3 Cl 2A1B
03-25-36	5.80	26,075	(h)	12,245
Structured Asset Securities
Series 2003-18XS Cl A6
06-25-33	4.04	30,769		28,193
Wells Fargo Mtge Backed Securities Trust
Commercial Mtge Obligation
Series 2004-K Cl 2A3
07-25-34	4.72	15,852	(h)	15,019

Total				307,883

Banking (2.0%)
Bank of America
Sr Unsecured
05-01-18	5.65	10,000		9,867
Citigroup
Unsecured
05-22-19	8.50	10,000		11,288
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	5,000		5,720

	Coupon	Principal
Issuer	rate	amount		Value(a)
JPMorgan Chase & Co
Sr Unsecured
01-15-18	6.00	5,000		5,367
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	5,000		5,252

Total				37,494

Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	15,000	(b,i)	2,663

Chemicals (0.3%)
Dow Chemical
Sr Unsecured
05-15-19	8.55	5,000		5,621

Electric (5.3%)
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	10,000		12,673
Consumers Energy
1st Mtge Series J
02-15-14	6.00	10,000		10,910
Dominion Resources
Sr Unsecured
11-15-16	5.60	15,000		15,986
DTE Energy
Sr Unsecured
05-15-14	7.63	5,000		5,519
Indiana Michigan Power
Sr Nts
03-15-19	7.00	5,000		5,782
Nevada Power
Series L
01-15-15	5.88	10,000		10,653
NiSource Finance
09-15-17	5.25	5,000		4,698
01-15-19	6.80	5,000		5,119
Potomac Electric Power
1st Mtge
04-15-14	4.65	15,000		15,640
Sierra Pacific Power
Series M
05-15-16	6.00	10,000		10,609

Total				97,589

Food and Beverage (1.1%)
Kraft Foods
Sr Unsecured
10-01-13	5.25	10,000		10,533
02-01-18	6.13	5,000		5,298
SABMiller
01-15-14	5.70	5,000	(c,d)	5,398

Total				21,229

	Coupon	Principal
Issuer	rate	amount		Value(a)
Gas Pipelines (3.9%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	10,000		10,634
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	5,000		5,630
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	30,000		33,362
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	5,000		5,688
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	10,000		11,072
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	5,000		5,410

Total				71,796

Independent Energy (2.0%)
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	10,000		10,596
EnCana
Sr Unsecured
12-01-17	5.90	15,000	(c)	16,019
XTO Energy
Sr Unsecured
08-01-17	6.25	10,000		10,795

Total				37,410

Media Cable (0.3%)
Comcast
05-15-18	5.70	5,000	(e)	5,257

Media Non Cable (0.8%)
News America
11-15-37	6.65	5,000		5,208
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	10,000		9,429

Total				14,637

Non Captive Diversified (0.6%)
General Electric Capital
Sr Unsecured
01-10-39	6.88	10,000	(e)	10,473

Wireless (0.3%)
US Cellular
Sr Unsecured
12-15-33	6.70	5,000		5,152

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wirelines (3.2%)
AT&T
Sr Unsecured
02-01-18	5.50	5,000		5,217
BellSouth
Sr Unsecured
09-15-14	5.20	15,000		16,240
TELUS
Sr Unsecured
06-01-11	8.00	10,000	(c)	10,881
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	15,000		16,314
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	10,000		10,965

Total				59,617

Total Bonds
(Cost: $1,557,794)				$1,564,957

Money Market Fund (22.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	422,583	(j)	$422,583

Total Money Market Fund
(Cost: $422,583)			$422,583

Investments of Cash Collateral Received for Securities on Loan (8.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	149,382	$149,382

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $149,382)		$149,382

Total Investments in Securities
(Cost: $2,129,759)(k)		$2,136,922

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2009, the value of foreign securities represented 2.3% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $5,398 or 0.3% of net assets.

(e)	At Sept. 30, 2009, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $132,042.

(h)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(i)	This position is in bankruptcy.

(j)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(k)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $2,130,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$64,000
Unrealized depreciation	(57,000)

Net unrealized appreciation	$7,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$10,172	$—	$10,172
U.S. Government Obligations & Agencies	697,737	152,400	—	850,137
Asset-Backed Securities	—	27,827	—	27,827
Residential Mortgage-Backed Securities	—	295,638	12,245	307,883
Corporate Debt Securities	—	368,938	—	368,938

Total Bonds	697,737	854,975	12,245	1,564,957

Other
Affiliated Money Market Fund (a)	422,583	—	—	422,583
Investments of Cash Collateral Received for Securities on Loan	149,382	—	—	149,382

Total Other	571,965	—	—	571,965

Total	$1,269,702	$854,975	$12,245	$2,136,922

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities

Balance as of Dec. 31, 2008	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	12,245

Balance as of Sept. 30, 2009	$12,245

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $(13,900).

Portfolio of Investments
Seligman Large-Cap Value Portfolio
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (8.8%)
General Dynamics	1,300		$83,980
Honeywell Intl	1,500		55,725
United Technologies	800		48,744

Total			188,449

Capital Markets (6.2%)
Bank of New York Mellon	1,999		57,951
Morgan Stanley	2,400	(c)	74,112

Total			132,063

Chemicals (4.6%)
EI du Pont de Nemours & Co	2,200		70,708
Praxair	350		28,592

Total			99,300

Commercial Banks (3.1%)
US Bancorp	3,000		65,580

Communications Equipment (3.2%)
Juniper Networks	2,500	(b)	67,550

Diversified Financial Services (10.7%)
Bank of America	7,000		118,440
JPMorgan Chase & Co	2,500		109,550

Total			227,990

Food & Staples Retailing (2.7%)
Costco Wholesale	600		33,876
Wal-Mart Stores	500		24,545

Total			58,421

Food Products (3.5%)
Tyson Foods Cl A	6,000		75,780

Health Care Equipment & Supplies (2.1%)
Baxter Intl	800		45,608

Health Care Providers & Services (3.0%)
Humana	1,700	(b)	63,410

Independent Power Producers & Energy Traders (5.5%)
AES	8,000	(b)	118,560

Issuer	Shares		Value(a)
Insurance (12.5%)
MetLife	2,000	(c)	76,140
Prudential Financial	1,500		74,865
Travelers Companies	1,000	(c)	49,230
Unum Group	3,000	(c)	64,320

Total			264,555

Machinery (3.1%)
Caterpillar	1,300	(c)	66,729

Multiline Retail (2.7%)
JC Penney	1,700		57,375

Oil, Gas & Consumable Fuels (8.0%)
Chevron	500		35,215
Marathon Oil	2,000		63,800
Valero Energy	1,400		27,146
Williams Companies	2,500		44,675

Total			170,836

Pharmaceuticals (4.2%)
Bristol-Myers Squibb	4,000		90,080

Road & Rail (4.8%)
CSX	1,500		62,790
Union Pacific	700		40,845

Total			103,635

Specialty Retail (8.1%)
Gap	4,000	(c)	85,600
Lowe’s Companies	2,800		58,632
Sherwin-Williams	500		30,080

Total			174,312

Tobacco (3.4%)
Altria Group	1,400		24,934
Philip Morris Intl	1,000		48,740

Total			73,674

Total Common Stocks (Cost: $1,936,087)			$2,143,907

Money Market Fund (0.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	10,076	(d)	$10,076

Total Money Market Fund (Cost: $10,076)			$10,076

Investments of Cash Collateral Received for Securities on Loan (14.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	314,242	$314,242

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $314,242)		$314,242

Total Investments in Securities (Cost: $2,260,405)(e)		$2,468,225

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	At Sept. 30, 2009, security was partially or fully on loan.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(e)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $2,260,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$411,000
Unrealized depreciation	(203,000)

Net unrealized appreciation	$208,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$2,143,907	$—	$—	$2,143,907

Total Equity Securities	2,143,907	—	—	2,143,907

Other
Affiliated Money Market Fund (b)	10,076	—	—	10,076
Investments of Cash Collateral Received for Securities on Loan	314,242	—	—	314,242

Total Other	324,318	—	—	324,318

Total	$2,468,225	$—	$—	$2,468,225

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
Seligman Smaller-Cap Value Portfolio
Sept. 30, 2009 (Unaudited)

(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.8%)
Cubic	90,000		$3,552,300

Airlines (6.8%)
Continental Airlines Cl B	170,000	(b,d)	2,794,800
Delta Air Lines	400,000	(b)	3,584,000

Total			6,378,800

Beverages (2.8%)
Central European Distribution	80,000	(b,d)	2,620,800

Chemicals (2.0%)
Minerals Technologies	40,000	(d)	1,902,400

Commercial Services & Supplies (3.9%)
Brink’s	50,000		1,345,500
Waste Connections	80,000	(b)	2,308,800

Total			3,654,300

Communications Equipment (4.0%)
F5 Networks	95,000	(b)	3,764,850

Construction & Engineering (2.1%)
Shaw Group	60,000	(b)	1,925,400

Containers & Packaging (1.8%)
Owens-Illinois	45,000	(b)	1,660,500

Diversified Consumer Services (2.2%)
Sotheby’s	120,000	(d)	2,067,600

Electrical Equipment (7.4%)
Belden	85,000	(d)	1,963,500
EnerSys	160,000	(b)	3,539,200
Thomas & Betts	46,500	(b)	1,398,720

Total			6,901,420

Energy Equipment & Services (3.9%)
Exterran Holdings	70,000	(b,d)	1,661,800
TETRA Technologies	210,000	(b,d)	2,034,900

Total			3,696,700

Food Products (1.9%)
Smithfield Foods	130,000	(b,d)	1,794,000

Health Care Equipment & Supplies (0.7%)
Analogic	17,400	(d)	644,148

Health Care Providers & Services (2.9%)
WellCare Health Plans	110,000	(b)	2,711,500

Issuer	Shares		Value(a)
Health Care Technology (2.9%)
Eclipsys	140,000	(b,d)	2,702,000

Hotels, Restaurants & Leisure (5.4%)
Burger King Holdings	25,400	(d)	446,786
Penn Natl Gaming	90,000	(b)	2,489,400
Texas Roadhouse	200,000	(b)	2,124,000

Total			5,060,186

Insurance (17.9%)
Aspen Insurance Holdings	110,000	(c)	2,911,700
Endurance Specialty Holdings	70,000	(c)	2,552,900
Hanover Insurance Group	70,000	(d)	2,893,100
Infinity Property & Casualty	50,000	(d)	2,124,000
Lincoln Natl	140,000		3,627,400
WR Berkley	105,000		2,654,400

Total			16,763,500

IT Services (2.5%)
CACI Intl Cl A	50,000	(b,d)	2,363,500

Machinery (2.4%)
Mueller Inds	90,000		2,148,300
Navistar Intl	3,000	(b)	112,260

Total			2,260,560

Multiline Retail (3.4%)
Fred’s Cl A	250,000		3,182,500

Personal Products (3.1%)
Herbalife	90,000	(c)	2,946,600

Professional Services (2.8%)
School Specialty	112,000	(b,d)	2,656,640

Semiconductors & Semiconductor Equipment (6.7%)
Cypress Semiconductor	200,000	(b,d)	2,066,000
ON Semiconductor	263,600	(b,d)	2,174,700
Varian Semiconductor Equipment Associates	60,950	(b,d)	2,001,598

Total			6,242,298

Software (6.0%)
Lawson Software	390,000	(b,d)	2,433,600
Quest Software	190,000	(b)	3,201,500

Total			5,635,100

Transportation Infrastructure (0.8%)
Aegean Marine Petroleum Network	35,000	(c)	787,500

Total Common Stocks (Cost: $91,792,028)			$93,875,102

Money Market Fund (0.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	173,680	(e)	$173,680

Total Money Market Fund (Cost: $173,680)			$173,680

Investments of Cash Collateral Received for Securities on Loan (19.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	18,031,664	$18,031,664

	Shares	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $18,031,664)		$18,031,664

Total Investments in Securities (Cost: $109,997,372)(f)		$112,080,446

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 9.8% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $109,997,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,745,000
Unrealized depreciation	(16,662,000)

Net unrealized appreciation	$2,083,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$93,875,102	$—	$—	$93,875,102

Total Equity Securities	93,875,102	—	—	93,875,102

Other
Affiliated Money Market Fund (b)	173,680	—	—	173,680
Investments of Cash Collateral Received for Securities on Loan	18,031,664	—	—	18,031,664

Total Other	18,205,344	—	—	18,205,344

Total	$112,080,446	$—	$—	$112,080,446

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman Portfolios, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 25, 2009